Post-employment Benefits - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Post-employment Benefits
Actuarial assumption of retirement age	65 years
Discount rate (as a percent)	10.40%	10.20%
Salary increase (as a percent)	5.20%	5.20%
Inflation rate (as a percent)	3.70%	3.70%